INCOME TAXES - Components of Tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ (15)	$ (75)	$ 3
Other	5	(17)	(13)
Revaluation surplus
Origination and reversal of temporary differences	77	(881)	(1,003)
Relating to changes in tax rates / imposition of new tax laws	1	34	(159)
Total deferred income taxes	$ 68	$ (939)	$ (1,172)